Other Payables to TV Stations (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Summary of other payables to TV Stations
Payable to TV station	$ 1,131,178	$ 1,207,773
Kunming TV Station [Member]
Summary of other payables to TV Stations
Payable to TV station	77,175	77,175
China YR TV Station [Member]
Summary of other payables to TV Stations
Payable to TV station	$ 1,054,003	$ 1,130,598